Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity School Street Trust
Entity Central Index Key	0000215829
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Fidelity Intermediate Municipal Income Fund - ETF Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity® Intermediate Municipal Income Fund ETF Class
Trading Symbol	FIMU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period June 16, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF ClassA	$ 1	0.30%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.30%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 13,641,274,196
Holdings Count | shares	3,065
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$13,641,274,196
Number of Holdings	3,065
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 41.2 Transportation 19.6 Health Care 11.5 Electric Utilities 5.8 Special Tax 5.7 Others(Individually Less Than 5%) 15.5 99.3 AAA 8.9 AA 46.4 A 34.7 BBB 5.8 BB 1.7 B 0.3 Not Rated 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.9 AA - 46.4 A - 34.7 BBB - 5.8 BB - 1.7 B - 0.3 Not Rated - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.8 Alabama 9.2 Illinois 7.1 Georgia 6.3 California 6.2
Fidelity Series International Developed Markets Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Developed Markets Bond Index Fund
Class Name	Fidelity® Series International Developed Markets Bond Index Fund
Trading Symbol	FSTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series International Developed Markets Bond Index Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Developed Markets Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 17,568,992,341
Holdings Count | shares	745
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$17,568,992,341
Number of Holdings	745
Portfolio Turnover	13%

Holdings [Text Block]	AAA 15.8 AA 19.6 A 18.0 BBB 4.4 BB 0.4 Not Rated 40.8 Short-Term Investments and Net Other Assets (Liabilities) 1.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 15.8 AA - 19.6 A - 18.0 BBB - 4.4 BB - 0.4 Not Rated - 40.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 Japan 11.4 France 9.0 Italy 8.2 Germany 6.8 United Kingdom 6.7 Spain 5.1 Australia 4.9 Belgium 4.9 Netherlands 4.7 Others 38.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 11.4 France - 9.0 Italy - 8.2 Germany - 6.8 United Kingdom - 6.7 Spain - 5.1 Australia - 4.9 Belgium - 4.9 Netherlands - 4.7 Others - 38.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Japan Government 11.4 French Government 9.0 Italian Republic 8.2 German Federal Republic 6.8 United Kingdom of Great Britain and Northern Ireland 6.7 Spanish Kingdom 5.1 Australian Commonwealth 4.9 Kingdom of Belgium 4.9 Dutch Government 4.7 Canadian Government 4.6 66.3
Fidelity Series International Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Credit Fund
Class Name	Fidelity® Series International Credit Fund
Trading Symbol	FCDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series International Credit Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 128,187,462
Holdings Count | shares	294
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$128,187,462
Number of Holdings	294
Portfolio Turnover	40%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.5 AAA 8.9 AA 0.3 A 17.5 BBB 32.4 BB 4.6 B 1.6 CCC,CC,C 0.2 Not Rated 8.1 Short-Term Investments and Net Other Assets (Liabilities) 6.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.5 AAA - 8.9 AA - 0.3 A - 17.5 BBB - 32.4 BB - 4.6 B - 1.6 CCC,CC,C - 0.2 Not Rated - 8.1 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 59.3 U.S. Treasury Obligations 19.5 Foreign Government and Government Agency Obligations 11.6 Preferred Securities 2.7 Short-Term Investments and Net Other Assets (Liabilities) 6.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 59.3 U.S. Treasury Obligations - 19.5 Foreign Government and Government Agency Obligations - 11.6 Preferred Securities - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 United States 33.2 United Kingdom 17.3 Germany 9.4 France 5.9 Japan 5.2 Canada 4.6 Multi-national 4.5 Australia 3.1 Switzerland 3.1 Others 13.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 33.2 United Kingdom - 17.3 Germany - 9.4 France - 5.9 Japan - 5.2 Canada - 4.6 Multi-national - 4.5 Australia - 3.1 Switzerland - 3.1 Others - 13.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.1 US Treasury Bonds 7.4 Japan Government 4.2 European Union 3.4 Canadian Government 2.6 KfW 1.8 BNP Paribas SA 1.6 UBS Group AG 1.4 HSBC Holdings PLC 1.4 Bank of Nova Scotia/The 1.1 37.0
Fidelity Intermediate Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity® Intermediate Municipal Income Fund
Trading Symbol	FLTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Municipal Income Fund	$ 18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 13,641,274,196
Holdings Count | shares	3,065
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$13,641,274,196
Number of Holdings	3,065
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 41.2 Transportation 19.6 Health Care 11.5 Electric Utilities 5.8 Special Tax 5.7 Others(Individually Less Than 5%) 15.5 99.3 AAA 8.9 AA 46.4 A 34.7 BBB 5.8 BB 1.7 B 0.3 Not Rated 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.9 AA - 46.4 A - 34.7 BBB - 5.8 BB - 1.7 B - 0.3 Not Rated - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.8 Alabama 9.2 Illinois 7.1 Georgia 6.3 California 6.2
Fidelity Advisor Intermediate Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class Z
Trading Symbol	FIQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
Net Assets	$ 13,641,274,196
Holdings Count | shares	3,065
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$13,641,274,196
Number of Holdings	3,065
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 41.2 Transportation 19.6 Health Care 11.5 Electric Utilities 5.8 Special Tax 5.7 Others(Individually Less Than 5%) 15.5 99.3 AAA 8.9 AA 46.4 A 34.7 BBB 5.8 BB 1.7 B 0.3 Not Rated 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.9 AA - 46.4 A - 34.7 BBB - 5.8 BB - 1.7 B - 0.3 Not Rated - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.8 Alabama 9.2 Illinois 7.1 Georgia 6.3 California 6.2
Fidelity Advisor Intermediate Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class M
Trading Symbol	FZITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 13,641,274,196
Holdings Count | shares	3,065
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$13,641,274,196
Number of Holdings	3,065
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 41.2 Transportation 19.6 Health Care 11.5 Electric Utilities 5.8 Special Tax 5.7 Others(Individually Less Than 5%) 15.5 99.3 AAA 8.9 AA 46.4 A 34.7 BBB 5.8 BB 1.7 B 0.3 Not Rated 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.9 AA - 46.4 A - 34.7 BBB - 5.8 BB - 1.7 B - 0.3 Not Rated - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.8 Alabama 9.2 Illinois 7.1 Georgia 6.3 California 6.2
Fidelity Advisor Intermediate Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class I
Trading Symbol	FZIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 13,641,274,196
Holdings Count | shares	3,065
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$13,641,274,196
Number of Holdings	3,065
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 41.2 Transportation 19.6 Health Care 11.5 Electric Utilities 5.8 Special Tax 5.7 Others(Individually Less Than 5%) 15.5 99.3 AAA 8.9 AA 46.4 A 34.7 BBB 5.8 BB 1.7 B 0.3 Not Rated 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.9 AA - 46.4 A - 34.7 BBB - 5.8 BB - 1.7 B - 0.3 Not Rated - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.8 Alabama 9.2 Illinois 7.1 Georgia 6.3 California 6.2
Fidelity Advisor Intermediate Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class C
Trading Symbol	FZICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 71	1.43%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
Net Assets	$ 13,641,274,196
Holdings Count | shares	3,065
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$13,641,274,196
Number of Holdings	3,065
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 41.2 Transportation 19.6 Health Care 11.5 Electric Utilities 5.8 Special Tax 5.7 Others(Individually Less Than 5%) 15.5 99.3 AAA 8.9 AA 46.4 A 34.7 BBB 5.8 BB 1.7 B 0.3 Not Rated 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.9 AA - 46.4 A - 34.7 BBB - 5.8 BB - 1.7 B - 0.3 Not Rated - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.8 Alabama 9.2 Illinois 7.1 Georgia 6.3 California 6.2
Fidelity Advisor Intermediate Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class A
Trading Symbol	FZIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 13,641,274,196
Holdings Count | shares	3,065
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$13,641,274,196
Number of Holdings	3,065
Portfolio Turnover	24%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 41.2 Transportation 19.6 Health Care 11.5 Electric Utilities 5.8 Special Tax 5.7 Others(Individually Less Than 5%) 15.5 99.3 AAA 8.9 AA 46.4 A 34.7 BBB 5.8 BB 1.7 B 0.3 Not Rated 1.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.9 AA - 46.4 A - 34.7 BBB - 5.8 BB - 1.7 B - 0.3 Not Rated - 1.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.8 Alabama 9.2 Illinois 7.1 Georgia 6.3 California 6.2
Fidelity Multi-Asset Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity® Multi-Asset Income Fund
Trading Symbol	FMSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Income Fund	$ 33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 3,574,439,969
Holdings Count | shares	256
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,574,439,969
Number of Holdings	256
Portfolio Turnover	280%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.5 BBB 0.1 BB 0.6 B 1.2 CCC,CC,C 1.4 Not Rated 11.5 Equities 55.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.5 BBB - 0.1 BB - 0.6 B - 1.2 CCC,CC,C - 1.4 Not Rated - 11.5 Equities - 55.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 45.6 U.S. Treasury Obligations 29.5 Corporate Bonds 10.2 Preferred Stocks 9.6 Bank Loan Obligations 2.1 Alternative Funds 1.5 Foreign Government and Government Agency Obligations 0.7 Asset-Backed Securities 0.3 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 45.6 U.S. Treasury Obligations - 29.5 Corporate Bonds - 10.2 Preferred Stocks - 9.6 Bank Loan Obligations - 2.1 Alternative Funds - 1.5 Foreign Government and Government Agency Obligations - 0.7 Asset-Backed Securities - 0.3 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 23.0 US Treasury Notes 6.3 Strategy Inc Series A, 10% 3.8 International Seaways Inc 3.6 DHT Holdings Inc 3.2 Alphabet Inc Class A 2.9 Amazon.com Inc 2.7 NVIDIA Corp 2.6 Almonty Industries Inc (United States) 2.6 Eli Lilly & Co 2.0 52.7
Fidelity Advisor Multi-Asset Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class Z
Trading Symbol	FIWBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 3,574,439,969
Holdings Count | shares	256
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,574,439,969
Number of Holdings	256
Portfolio Turnover	280%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.5 BBB 0.1 BB 0.6 B 1.2 CCC,CC,C 1.4 Not Rated 11.5 Equities 55.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.5 BBB - 0.1 BB - 0.6 B - 1.2 CCC,CC,C - 1.4 Not Rated - 11.5 Equities - 55.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 45.6 U.S. Treasury Obligations 29.5 Corporate Bonds 10.2 Preferred Stocks 9.6 Bank Loan Obligations 2.1 Alternative Funds 1.5 Foreign Government and Government Agency Obligations 0.7 Asset-Backed Securities 0.3 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 45.6 U.S. Treasury Obligations - 29.5 Corporate Bonds - 10.2 Preferred Stocks - 9.6 Bank Loan Obligations - 2.1 Alternative Funds - 1.5 Foreign Government and Government Agency Obligations - 0.7 Asset-Backed Securities - 0.3 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 23.0 US Treasury Notes 6.3 Strategy Inc Series A, 10% 3.8 International Seaways Inc 3.6 DHT Holdings Inc 3.2 Alphabet Inc Class A 2.9 Amazon.com Inc 2.7 NVIDIA Corp 2.6 Almonty Industries Inc (United States) 2.6 Eli Lilly & Co 2.0 52.7
Fidelity Advisor Multi-Asset Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class M
Trading Symbol	FAZYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 3,574,439,969
Holdings Count | shares	256
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,574,439,969
Number of Holdings	256
Portfolio Turnover	280%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.5 BBB 0.1 BB 0.6 B 1.2 CCC,CC,C 1.4 Not Rated 11.5 Equities 55.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.5 BBB - 0.1 BB - 0.6 B - 1.2 CCC,CC,C - 1.4 Not Rated - 11.5 Equities - 55.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 45.6 U.S. Treasury Obligations 29.5 Corporate Bonds 10.2 Preferred Stocks 9.6 Bank Loan Obligations 2.1 Alternative Funds 1.5 Foreign Government and Government Agency Obligations 0.7 Asset-Backed Securities 0.3 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 45.6 U.S. Treasury Obligations - 29.5 Corporate Bonds - 10.2 Preferred Stocks - 9.6 Bank Loan Obligations - 2.1 Alternative Funds - 1.5 Foreign Government and Government Agency Obligations - 0.7 Asset-Backed Securities - 0.3 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 23.0 US Treasury Notes 6.3 Strategy Inc Series A, 10% 3.8 International Seaways Inc 3.6 DHT Holdings Inc 3.2 Alphabet Inc Class A 2.9 Amazon.com Inc 2.7 NVIDIA Corp 2.6 Almonty Industries Inc (United States) 2.6 Eli Lilly & Co 2.0 52.7
Fidelity Advisor Multi-Asset Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class I
Trading Symbol	FAYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 3,574,439,969
Holdings Count | shares	256
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,574,439,969
Number of Holdings	256
Portfolio Turnover	280%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.5 BBB 0.1 BB 0.6 B 1.2 CCC,CC,C 1.4 Not Rated 11.5 Equities 55.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.5 BBB - 0.1 BB - 0.6 B - 1.2 CCC,CC,C - 1.4 Not Rated - 11.5 Equities - 55.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 45.6 U.S. Treasury Obligations 29.5 Corporate Bonds 10.2 Preferred Stocks 9.6 Bank Loan Obligations 2.1 Alternative Funds 1.5 Foreign Government and Government Agency Obligations 0.7 Asset-Backed Securities 0.3 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 45.6 U.S. Treasury Obligations - 29.5 Corporate Bonds - 10.2 Preferred Stocks - 9.6 Bank Loan Obligations - 2.1 Alternative Funds - 1.5 Foreign Government and Government Agency Obligations - 0.7 Asset-Backed Securities - 0.3 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 23.0 US Treasury Notes 6.3 Strategy Inc Series A, 10% 3.8 International Seaways Inc 3.6 DHT Holdings Inc 3.2 Alphabet Inc Class A 2.9 Amazon.com Inc 2.7 NVIDIA Corp 2.6 Almonty Industries Inc (United States) 2.6 Eli Lilly & Co 2.0 52.7
Fidelity Advisor Multi-Asset Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class C
Trading Symbol	FWBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.70%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
Net Assets	$ 3,574,439,969
Holdings Count | shares	256
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,574,439,969
Number of Holdings	256
Portfolio Turnover	280%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.5 BBB 0.1 BB 0.6 B 1.2 CCC,CC,C 1.4 Not Rated 11.5 Equities 55.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.5 BBB - 0.1 BB - 0.6 B - 1.2 CCC,CC,C - 1.4 Not Rated - 11.5 Equities - 55.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 45.6 U.S. Treasury Obligations 29.5 Corporate Bonds 10.2 Preferred Stocks 9.6 Bank Loan Obligations 2.1 Alternative Funds 1.5 Foreign Government and Government Agency Obligations 0.7 Asset-Backed Securities 0.3 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 45.6 U.S. Treasury Obligations - 29.5 Corporate Bonds - 10.2 Preferred Stocks - 9.6 Bank Loan Obligations - 2.1 Alternative Funds - 1.5 Foreign Government and Government Agency Obligations - 0.7 Asset-Backed Securities - 0.3 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 23.0 US Treasury Notes 6.3 Strategy Inc Series A, 10% 3.8 International Seaways Inc 3.6 DHT Holdings Inc 3.2 Alphabet Inc Class A 2.9 Amazon.com Inc 2.7 NVIDIA Corp 2.6 Almonty Industries Inc (United States) 2.6 Eli Lilly & Co 2.0 52.7
Fidelity Advisor Multi-Asset Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class A
Trading Symbol	FWATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 3,574,439,969
Holdings Count | shares	256
Investment Company Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,574,439,969
Number of Holdings	256
Portfolio Turnover	280%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.5 BBB 0.1 BB 0.6 B 1.2 CCC,CC,C 1.4 Not Rated 11.5 Equities 55.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.5 BBB - 0.1 BB - 0.6 B - 1.2 CCC,CC,C - 1.4 Not Rated - 11.5 Equities - 55.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 45.6 U.S. Treasury Obligations 29.5 Corporate Bonds 10.2 Preferred Stocks 9.6 Bank Loan Obligations 2.1 Alternative Funds 1.5 Foreign Government and Government Agency Obligations 0.7 Asset-Backed Securities 0.3 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 45.6 U.S. Treasury Obligations - 29.5 Corporate Bonds - 10.2 Preferred Stocks - 9.6 Bank Loan Obligations - 2.1 Alternative Funds - 1.5 Foreign Government and Government Agency Obligations - 0.7 Asset-Backed Securities - 0.3 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 23.0 US Treasury Notes 6.3 Strategy Inc Series A, 10% 3.8 International Seaways Inc 3.6 DHT Holdings Inc 3.2 Alphabet Inc Class A 2.9 Amazon.com Inc 2.7 NVIDIA Corp 2.6 Almonty Industries Inc (United States) 2.6 Eli Lilly & Co 2.0 52.7